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                               RYDEX SERIES FUNDS

                   SUPPLEMENT DATED SEPTEMBER 28, 2001 TO THE
       RYDEX SERIES FUNDS C-CLASS SHARES PROSPECTUS, DATED AUGUST 1, 2001

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING SENTENCE WILL REPLACE THE SECOND SENTENCE FOLLOWING "SALES CHARGES" ON PAGE 86 OF THE PROSPECTUS :

If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price.

                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE